Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pabrai Wagons Fund | Pabrai Wagons Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	3.98%	10.91%